Debt Obligations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended						1 Months Ended	3 Months Ended				3 Months Ended	9 Months Ended		6 Months Ended
	Feb. 23, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 01, 2011	Dec. 04, 2008	Jun. 30, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Mar. 31, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Aug. 31, 2011 Revolving Credit Agreement with Bank Group [Member]	Apr. 20, 2010 Revolving Credit Agreement with Bank Group [Member]	Sep. 30, 2011 Revolving Credit Agreement with Bank Group [Member]	Aug. 24, 2011 Revolving Credit Agreement with Bank Group [Member]	Mar. 31, 2012 Revolving Credit Agreement with Bank Group [Member] DP&L [Member]	Mar. 31, 2012 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Sep. 30, 2011 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Jun. 30, 2012 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Jun. 30, 2012 Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]	Sep. 30, 2011 Unsecured Term Loan Agreement [Member]	Dec. 31, 2011 Senior Notes Maturing in September 2011 - 6.875% [Member]	Jun. 30, 2012 Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]
Additional principal amount of senior notes to be raised		$ 1,250											$ 450			$ 800
Debt instrument maturity date														Oct. 15, 2016
Unsecured revolving credit agreement								125.0	200.0		200.0						425.0
Increase additional facility								50	50
Letter of credit sublimit									50	50
Letters of credit outstanding			0									0
Collateralized debt					100
Purchase of principal amount	122.0
Interest expenses	12.2
Premium percentage	10.00%
Debt issuance costs and unamortized debt discount	$ 3.1
Debt instrument interest percentage				4.20%		4.20%	4.20%								6.50%	7.25%		6.875%	8.125%